Commitments and Contingencies (Details) - Schedule of future minimum rental payments required under operating leases	Sep. 30, 2021 USD ($)
Schedule of future minimum rental payments required under operating leases [Abstract]
2022	$ 219,020
2023	141,527
2024	83,807
2025	54,319
2026 and thereafter
Total of future minimum rental payment	$ 498,673